Capital Stock (Details) - Schedule of A continuity schedule of outstanding stock options - $ / shares	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of AContinuity Schedule Of Outstanding Stock Options Abstract
Number of Stock Options, Beginning Balance	365,000
Weighted Average Exercise Price, Beginning Balance
Number of Stock Options, Granted		365,000
Weighted Average Exercise Price, Granted	4.1
Number of Stock Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Stock Options, Forfeited
Weighted Average Exercise Price, Forfeited
Number of Stock Options, Ending Balance		365,000
Weighted Average Exercise Price, Ending Balance	$ 4.1